Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings
Balance - Beginning of period at Dec. 31, 2011		$ 23,538	$ (6,131)	$ 1,893,890	$ (6,601)	$ 1,543,729
Common shares issued, net		3,184		498,136
Repurchase of common shares			(1,705)	(258,257)
Share compensation expenses				26,709
Dividends						(107,751)
Net income	392,618					392,618
Net loss (income) attributable to noncontrolling interest	15,820					15,820
Amounts reclassified to retained earnings					0	0
Other comprehensive (loss) income					3,648
Noncontrolling interest	434,280
Total shareholders' equity	4,455,107				(2,953)
Balance - End of period at Dec. 31, 2012	4,020,827	26,722	(7,836)	2,160,478	(2,953)	1,844,416
Common shares issued, net		314		898
Repurchase of common shares			(2,392)	(511,112)
Share compensation expenses				27,630
Dividends						(362,783)
Net income	542,361					542,361
Net loss (income) attributable to noncontrolling interest	(9,695)					(9,695)
Amounts reclassified to retained earnings					4,290	(4,290)
Other comprehensive (loss) income					(1,954)
Noncontrolling interest	497,657
Total shareholders' equity	4,201,751				(617)
Balance - End of period at Dec. 31, 2013	3,704,094	27,036	(10,228)	1,677,894	(617)	2,010,009
Common shares issued, net		186		5,161
Repurchase of common shares			(2,317)	(508,635)
Share compensation expenses				33,073
Dividends						(117,000)
Net income	445,871					445,871
Net loss (income) attributable to noncontrolling interest	35,464					35,464
Amounts reclassified to retained earnings					0	0
Other comprehensive (loss) income					(7,939)
Noncontrolling interest	458,595
Total shareholders' equity	4,046,553				(8,556)
Balance - End of period at Dec. 31, 2014	$ 3,587,958	$ 27,222	$ (12,545)	$ 1,207,493	$ (8,556)	$ 2,374,344